Senior Secured Convertible Note - Schedule of senior secured convertible note monthly redemption option up to the instrument's maturity date (Details) - 12 months ended Jul. 31, 2021
$ in Thousands, $ in Thousands
	CAD ($)	USD ($)
Disclosure of detailed information about borrowings [line items]
Redemption amount	$ 458,710	$ 368,087
Fiscal Year 2022
Disclosure of detailed information about borrowings [line items]
Redemption amount	315,289	253,000
Fiscal Year 2023
Disclosure of detailed information about borrowings [line items]
Redemption amount	$ 143,421	$ 115,087